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October 5, 2018 Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549	Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

Re:	Wilshire Variable Insurance Trust (the “Registrant”); File No. 811-07917

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of voting shares of beneficial interest in connection with the reorganization of the Wilshire 2015 Fund, Wilshire 2025 Fund and Wilshire 2035 Fund, series of the Registrant, into Wilshire Global Allocation Fund, a series of the Registrant.

Please contact Renee M. Hardt at (312) 609-7616 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser

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